                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21470

             Eaton Vance Tax-Advantaged Global Dividend Income Fund
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC]

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND as of June 30, 2004

INVESTMENT UPDATE

[PHOTO OF MICHAEL R. MACH, CFA]

Michael R. Mach, CFA
Co-Portfolio Manager

[PHOTO OF JUDITH A. SARYAN, CFA]

Judith A. Saryan, CFA
Co-Portfolio Manager

[PHOTO OF THOMAS H. LUSTER, CFA]

Thomas H. Luster, CFA
Co-Portfolio Manager

MANAGEMENT DISCUSSION

- We are pleased to welcome shareholders of Eaton Vance Tax-Advantaged Global Dividend Income Fund (the "Fund"). The Fund's investment objective is to provide a high level of after-tax total return, consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing its assets primarily in dividend-paying common and preferred stocks of U.S. and foreign issuers.

- Legislation passed in May 2003 provides that qualified dividend income received by individual shareholders will generally be taxed at the same rates as long-term capital gains (maximum 15%) rather than as ordinary income. Qualifying dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet specified criteria. Certain other criteria also apply in order to receive favorable tax treatment.

- Over the Fund's first five months of existence, its share price on the New York Stock Exchange trended lower. In April, economic reports indicating surprisingly strong retail sales and jobs growth triggered investor concerns about future interest rate increases. These concerns precipitated a correction in the share price of equities generally perceived to be interest rate sensitive. In part, the drop in the Fund's share price is a reflection of these developments, as a number of its preferred and common holdings came under selling pressure with rising rate concerns. The drop in the Fund's share price can also be partly attributed to its shares trading at a discount to their underlying NAV as of June 30, 2004.

- During the period, the Fund was invested in a broadly diversified basket of dividend-paying common stocks, including utility, energy, consumer, financial, and industrial stocks. Within these sectors, the Fund benefited from relatively strong stock selection. Consumer stocks held by the Fund generally benefited from tax rebates, strong job creation, continued mortgage refinancing activity, and improving consumer sentiment. Growing energy demand and global unrest have kept oil and gas prices high and generally benefited the energy stocks held by the Fund.

- The Fund was globally diversified throughout the period, with non-U.S. investments generally focused in companies which, in the Portfolio Managers' opinion, offer strong business franchises, good cash flow generation and solid dividend prospects.

- During the period, the Fund's investments in preferred stocks did relatively well, based on the Fund's ownership of higher-yielding preferred issues, many of which generated qualifying dividend income.

- We believe that the Fund's current holdings are well-positioned to provide an attractive level of dividend income, while allowing shareholders to participate in equity markets.

THE FUND

- Based on share price (traded on the New York Stock Exchange) the Fund's shares had a total return of -10.01% during the period from inception on January 30, 2004, through June 30, 2004.(1) Based on the Fund's dividend of $0.41 per share and a closing share price of $16.80 on June 30, 2004, the Fund had a market yield of 7.32%.(2)

- Based on net asset value (NAV) per share of $18.76 on June 30, 2004, the Fund had a total return of 0.49% during the period from inception on January 30, 2004, through June 30, 2004.(1)

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of June 30, 2004

PERFORMANCE(1)

Cumulative Total Returns (by share price, New York Stock Exchange)

Life of Fund (1/30/04)                                                  -10.01%

Cumulative Total Returns (at net asset value)

Life of Fund (1/30/04)                                                    0.49%

(1) SHARE PRICE AND NET ASSET VALUE ON 1/30/04 ARE CALCULATED ASSUMING A PURCHASE PRICE OF $20.00 LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES. (2) THE FUND'S YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORIC AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND MARKET PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND as of June 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 115.2%

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
APPAREL -- 0.7%

Benetton Group SPA(1)                                                   500,000   $      5,718,255
VF Corp.                                                                100,000          4,870,000
--------------------------------------------------------------------------------------------------
                                                                                  $     10,588,255
--------------------------------------------------------------------------------------------------

BEVERAGES -- 0.9%

Diageo PLC(1)                                                           900,000   $     12,135,035
--------------------------------------------------------------------------------------------------
                                                                                  $     12,135,035
--------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.2%

Capital Radio PLC(1)                                                    300,000   $      2,393,820
--------------------------------------------------------------------------------------------------
                                                                                  $      2,393,820
--------------------------------------------------------------------------------------------------

BROADCASTING AND PUBLISHING -- 0.5%

Arnoldo Mondadori Editore SPA(1)                                        250,000   $      2,366,384
Gruppo Editoriale L'Espresso SPA(1)                                     750,000          4,516,813
--------------------------------------------------------------------------------------------------
                                                                                  $      6,883,197
--------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.6%

Hanson PLC(1)                                                         1,500,000   $     10,316,548
Snap-On, Inc.                                                           150,000          5,032,500
Stanley Works                                                           175,000          7,976,500
--------------------------------------------------------------------------------------------------
                                                                                  $     23,325,548
--------------------------------------------------------------------------------------------------

CHEMICALS -- 4.9%

Akzo Nobel NV(1)                                                        275,000   $     10,114,316
Dow Chemical Co. (The)                                                  700,000         28,490,000
DSM NV(1)                                                               150,000          7,360,124
Eastman Chemical Co.                                                    300,000         13,869,000
L'Air Liquide SA(1)                                                      33,000          5,456,310
Lyondell Chemical Co.                                                   250,000          4,347,500
--------------------------------------------------------------------------------------------------
                                                                                  $     69,637,250
--------------------------------------------------------------------------------------------------

COAL -- 0.1%

Peabody Energy Corp.                                                     15,000   $        839,850
--------------------------------------------------------------------------------------------------
                                                                                  $        839,850
--------------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 14.8%

ABN AMRO Holdings NV(1)                                                 800,000   $     17,500,294
Bank of America Corp.                                                   400,000         33,848,000
Canadian Imperial Bank of Commerce(1)                                   350,000   $     17,074,425
Dexia(1)                                                                700,000         11,616,574
HSBC Holdings PLC(1)                                                     77,000          1,145,044
Huntington Bancshares, Inc.                                             200,000          4,580,000
National Australia Bank Ltd.(1)                                         300,000          6,235,963
National City Corp.                                                     350,000         12,253,500
Royal Bank of Scotland Group PLC(1)                                     500,000         14,399,190
Societe Generale(1)                                                     150,000         12,747,450
TCF Financial Corp.                                                     125,000          7,256,250
UniCredito Italiano SPA(1)                                            2,500,000         12,348,997
UnionBanCal Corp.                                                       100,000          5,640,000
Wachovia Corp.                                                          500,000         22,250,000
Washington Mutual, Inc.                                                 400,000         15,456,000
Wells Fargo & Co.                                                       300,000         17,169,000
--------------------------------------------------------------------------------------------------
                                                                                  $    211,520,687
--------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.4%

KeyCorp                                                                 175,000   $      5,230,750
--------------------------------------------------------------------------------------------------
                                                                                  $      5,230,750
--------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.6%

Pitney Bowes, Inc.                                                      200,000   $      8,850,000
--------------------------------------------------------------------------------------------------
                                                                                  $      8,850,000
--------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.3%

Bemis Co., Inc.                                                         150,000   $      4,237,500
--------------------------------------------------------------------------------------------------
                                                                                  $      4,237,500
--------------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.8%

Genuine Parts Co.                                                       275,000   $     10,912,000
--------------------------------------------------------------------------------------------------
                                                                                  $     10,912,000
--------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 15.5%

Alltel Corp.                                                            100,000   $      5,062,000
BCE, Inc.(1)                                                          1,000,000         20,040,000
BellSouth Corp.                                                       1,000,000         26,220,000
Portugal Telecom, SGPS, SA(1)                                         1,500,000         16,187,528
SBC Communications, Inc.                                                750,000         18,187,500
Telecom Italia Mobile SPA(1)                                          8,500,000         48,191,506
Telecom Italia SPA(1)                                                18,000,000         39,747,955
Telstra Corp. Ltd.(1)                                                 1,500,000          5,255,847

                        See notes to financial statements

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)

Verizon Communications, Inc.                                          1,200,000   $     43,428,000
--------------------------------------------------------------------------------------------------
                                                                                  $    222,320,336
--------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.7%

Emerson Electric Co.                                                    168,200   $     10,689,110
--------------------------------------------------------------------------------------------------
                                                                                  $     10,689,110
--------------------------------------------------------------------------------------------------

ELECTRICAL/ELECTRONIC MANUFACTURER -- 1.1%

Cooper Industries Ltd., Class A(1)                                      200,000   $     11,882,000
Hubbell, Inc.                                                            80,000          3,736,800
--------------------------------------------------------------------------------------------------
                                                                                  $     15,618,800
--------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.2%

Bouygues SA(1)                                                          100,000   $      3,348,221
--------------------------------------------------------------------------------------------------
                                                                                  $      3,348,221
--------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.3%

EMI Group PLC(1)                                                      1,000,000   $      4,420,406
--------------------------------------------------------------------------------------------------
                                                                                  $      4,420,406
--------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.1%

Citigroup, Inc.                                                         350,000   $     16,275,000
--------------------------------------------------------------------------------------------------
                                                                                  $     16,275,000
--------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.6%

ConAgra Foods, Inc.                                                     250,000   $      6,770,000
Nestle SA(1)                                                             70,000         18,668,157
Sara Lee Corp.                                                          500,000         11,495,000
--------------------------------------------------------------------------------------------------
                                                                                  $     36,933,157
--------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.0%

Kimberly-Clark Corp.                                                    150,000   $      9,882,000
Newell Rubbermaid, Inc.                                                 400,000          9,400,000
PPG Industries, Inc.                                                    150,000          9,373,500
--------------------------------------------------------------------------------------------------
                                                                                  $     28,655,500
--------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.6%

ALLETE, Inc.                                                            300,000   $      9,990,000
General Electric Co.                                                    400,000         12,960,000
--------------------------------------------------------------------------------------------------
                                                                                  $     22,950,000
--------------------------------------------------------------------------------------------------

INSURANCE -- 2.0%

ING Groep NV ADR(1)                                                     750,000   $     17,702,258
XL Capital Ltd.(1)                                                      150,000         11,319,000
--------------------------------------------------------------------------------------------------
                                                                                  $     29,021,258
--------------------------------------------------------------------------------------------------

MACHINERY -- 0.5%

Sandvik AB(1)                                                           225,000   $      7,676,276
--------------------------------------------------------------------------------------------------
                                                                                  $      7,676,276

METALS - INDUSTRIAL -- 0.7%

Arcelor(1)                                                              600,000   $     10,073,862
--------------------------------------------------------------------------------------------------
                                                                                  $     10,073,862
--------------------------------------------------------------------------------------------------

OIL AND GAS -- 12.0%

BP PLC ADR(1)                                                           500,000   $     26,785,000
Centrica PLC(1)                                                       4,999,990         20,356,497
ChevronTexaco Corp.                                                     275,000         25,880,250
Eni SPA(1)                                                              800,000         15,884,582
Marathon Oil Corp.                                                      550,000         20,812,000
Statoil ASA(1)                                                        1,387,200         17,611,426
Total Fina Elf SA(1)                                                    200,000         38,129,811
Unocal Corp.                                                            150,000          5,700,000
--------------------------------------------------------------------------------------------------
                                                                                  $    171,159,566
--------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.7%

MeadWestvaco Corp.                                                      350,000   $     10,286,500
--------------------------------------------------------------------------------------------------
                                                                                  $     10,286,500
--------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.0%

GlaxoSmithKline PLC(1)                                                  500,000   $     10,119,330
Merck & Co., Inc.                                                       150,000          7,125,000
Wyeth Corp.                                                             300,000         10,848,000
--------------------------------------------------------------------------------------------------
                                                                                  $     28,092,330
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS --  1.7%

Deluxe Corp.                                                            250,000   $     10,875,000
Donnelley (R.R.) & Sons Co.                                             400,000         13,208,000
--------------------------------------------------------------------------------------------------
                                                                                  $     24,083,000
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
REITS -- 11.0%

AMB Property Corp.                                                      150,000   $      5,194,500
AvalonBay Communities, Inc.                                             250,000         14,130,000
Boston Properties, Inc.                                                 200,000         10,016,000
Chelsea Property Group, Inc.                                            150,000          9,783,000
Developers Diversified Realty Corp.                                     375,000         13,263,750
Kimco Realty Corp.                                                       50,000          2,275,000
Liberty Property Trust, Inc.                                            250,000         10,052,500
New Plan Excel Realty Trust                                             100,000          2,336,000
Pan Pacific Retail Properties, Inc.                                     150,000          7,578,000
Public Storage, Inc.                                                    300,000         13,803,000
Rayonier, Inc.                                                          200,000          8,890,000
Rouse Co. (The)                                                         150,000          7,125,000
Simon Property Group, Inc.                                              400,000         20,568,000
SL Green Realty Corp.                                                   200,000          9,360,000
Sun Communities, Inc.                                                   223,600          8,418,540
Washington REIT                                                         275,000          8,079,500
Weingarten Realty Investors                                             200,000          6,256,000
--------------------------------------------------------------------------------------------------
                                                                                  $    157,128,790
--------------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 0.5%

Limited, Inc. (The)                                                     400,000   $      7,480,000
--------------------------------------------------------------------------------------------------
                                                                                  $      7,480,000
--------------------------------------------------------------------------------------------------

TOBACCO -- 0.9%

British American Tobacco PLC(1)                                         850,000   $     13,171,904
--------------------------------------------------------------------------------------------------
                                                                                  $     13,171,904
--------------------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 28.8%

Ameren Corp.                                                            268,000   $     11,513,280
Dominion Resources, Inc.                                                450,000         28,386,000
DTE Energy Co.                                                          645,800         26,180,732
E ON AG(1)                                                              500,000         36,073,673
Edison International                                                    450,000         11,506,500
Electrabel(1)                                                            25,000          8,014,682
Enel SPA(1)                                                           3,700,000         29,665,577
Entergy Corp.                                                           380,000         21,283,800
Exelon Corp.                                                            660,000         21,971,400
FirstEnergy Corp.                                                       700,000         26,187,000
FPL Group, Inc.                                                         350,000         22,382,500
National Grid Transco PLC(1)                                          5,000,000         38,582,213
NiSource, Inc.                                                          750,000   $     15,465,000
Public Service Enterprise Group, Inc.                                   487,290         19,506,219
RWE AG(1)                                                               650,000         30,565,290
Scottish and Southern Energy PLC(1)                                   1,500,000         18,538,504
Scottish Power PLC(1)                                                 2,200,000         15,908,929
Snam Rete Gas SPA(1)                                                  7,000,000         30,063,422
--------------------------------------------------------------------------------------------------
                                                                                  $    411,794,721
--------------------------------------------------------------------------------------------------

WATER UTILITIES -- 3.5%

United Utilities PLC(1)                                               2,300,000   $     21,626,894
Veolia Environment(1)                                                 1,000,000         28,214,113
--------------------------------------------------------------------------------------------------
                                                                                  $     49,841,007
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (IDENTIFIED COST $1,623,470,548)                                                $  1,647,573,636
--------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 29.6%

SECURITY                                                       SHARES              VALUE
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS  17.3%

Abbey National Capital Trust I, 8.963%(1)(2)                            170,000   $     21,261,288
Abbey National PLC, 7.375%(1)                                           395,000         10,127,800
ABN AMRO Capital Funding Trust VII, 6.08%                               505,000         11,251,400
Banco Santander, 6.41%(1)(3)                                            908,600         21,989,029
Barclays Bank PLC, 6.86%(1)(2)                                           50,000          5,198,580
Barclays Bank PLC, 8.55%(1)                                             218,600         26,035,610
BNP Paribas Capital Trust, 9.003%(2)                                    150,000         18,275,370
CA Preferred Fund Trust II, 7.00%                                        50,000          5,108,395
CA Preferred Fund Trust, 7.00%                                          250,000         25,499,675
HSBC Capital Funding LP, 9.547%(1)(2)                                   210,000         25,691,904
Lloyds TSB Bank PLC, 6.90%(1)                                           220,000         22,295,592
Nordbanken AB, 8.95%(1)(2)(3)                                            15,700          1,881,953
Royal Bank of Scotland Group PLC, 7.648%(1)(2)                          100,000         11,451,910
Royal Bank of Scotland Group PLC, 9.118%(1)                             135,000         16,599,343
UBS Preferred Funding Trust I, 8.622%(2)                                150,000         18,148,470
UBS Preferred Funding Trust III, 7.25%                                  253,500          6,454,110
--------------------------------------------------------------------------------------------------
                                                                                  $    247,270,429
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES             VALUE
--------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.6%

BBVA Preferred Capital Ltd., 7.75%(1)                                   372,500   $      9,629,125
Lehman Brothers Holdings, Inc., 6.50%                                   801,800         20,461,936
Prudential PLC, 6.50%(1)                                                230,000         21,493,109
--------------------------------------------------------------------------------------------------
                                                                                  $     51,584,170
--------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.6%

Dairy Farmers of America, 7.875%(3)                                     222,480   $     23,207,445
--------------------------------------------------------------------------------------------------
                                                                                  $     23,207,445
--------------------------------------------------------------------------------------------------

INSURANCE -- 6.0%

Ace Ltd., 7.80%(1)                                                      280,700   $      7,410,480
AXA, 7.10%(1)                                                           225,000         22,896,405
ING Capital Funding Trust III, 8.439%(2)                                170,000         19,770,099
ING Groep NV(1)                                                         222,300          5,621,967
ING Groep NV, 7.20%(1)                                                  330,000          8,411,700
RenaissanceRe Holdings Ltd., 6.08%(1)                                   441,000          9,613,800
Zurich Regcaps Fund Trust VI(2)(3)                                       12,500         12,031,250
--------------------------------------------------------------------------------------------------
                                                                                  $     85,755,701
--------------------------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.1%

Duquesne Light, 6.50%                                                   325,000   $     16,168,750
--------------------------------------------------------------------------------------------------
                                                                                  $     16,168,750
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $438,061,064)                                                 $    423,986,495
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.1%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.22%, 7/1/04                            $         16,200   $     16,200,000
--------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $16,200,000)                                               $     16,200,000
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.0%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit, 1.44%, 7/1/04     $         99,565   $     99,565,000
--------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $99,565,000)                                               $     99,565,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 152.9%
   (IDENTIFIED COST $2,177,296,612)                                               $  2,187,325,131
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.5)%                                          $     (6,282,970)
--------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID
   DIVIDENDS -- (52.4)%                                                           $   (750,192,361)
--------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                        $  1,430,849,800
--------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Foreign security.

(2)  Variable rate security.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 the aggregate value of the securities is $59,109,677 or 4.1% of the net assets.

                        See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value
   (identified cost, $2,177,296,612)                           $  2,187,325,131
Cash                                                                     89,532
Foreign currency, at value (cost $12,273,089)                        12,274,256
Receivable for investments sold                                      36,292,552
Receivable from the investment adviser                                    7,500
Dividends and interest receivable                                    15,701,333
Prepaid expenses                                                         19,150
Tax reclaim receivable                                                2,095,735
-------------------------------------------------------------------------------
TOTAL ASSETS                                                   $  2,253,805,189
-------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $     63,921,416
Dividends payable                                                     7,817,216
Payable to affiliate for Trustees' fees                                  11,322
Accrued expenses                                                      1,013,074
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $     72,763,028
-------------------------------------------------------------------------------
Auction preferred shares (30,000 shares outstanding) at
   liquidation value plus cumulative unpaid dividends               750,192,361
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $  1,430,849,800
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares
   authorized, 76,265,527 shares issued and outstanding        $        762,655
Additional paid-in capital                                        1,446,944,863
Accumulated net realized loss
   (computed on the basis of identified cost)                       (53,423,660)
Accumulated undistributed net investment income                      26,443,793
Net unrealized appreciation
   (computed on the basis of identified cost)                        10,122,149
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $  1,430,849,800
-------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($1,430,849,800 DIVIDED BY 76,265,527
   COMMON SHARES ISSUED AND OUTSTANDING)                       $          18.76
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2004(1)

INVESTMENT INCOME

Dividends (net of foreign taxes, $5,460,973)                   $     64,905,603
Interest                                                                723,910
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $     65,629,513
-------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $      6,353,636
Trustees' fees and expenses                                              11,322
Preferred shares remarketing agent fee                                  404,713
Custodian fee                                                           249,870
Legal and accounting services                                            57,375
Printing and postage                                                     32,130
Transfer and dividend disbursing agent fees                              26,099
Organization expenses                                                     7,500
Miscellaneous                                                            67,544
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $      7,210,189
-------------------------------------------------------------------------------
DEDUCT --
   Reduction of custodian fee                                  $            634
   Expense reimbursement                                                  7,500
   Reduction of investment adviser fee                                1,496,443
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $      1,504,577
-------------------------------------------------------------------------------

NET EXPENSES                                                   $      5,705,612
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $     59,923,901
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $    (52,507,888)
   Foreign currency transactions                                       (915,772)
-------------------------------------------------------------------------------
NET REALIZED LOSS                                              $    (53,423,660)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $     10,028,519
   Foreign currency                                                      93,630
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $     10,122,149
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $    (43,301,511)
-------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                        $     (2,214,781)
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     14,407,609
-------------------------------------------------------------------------------

(1) For the period from the start of business, January 30, 2004, to June 30, 2004.

                        See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            PERIOD ENDED
IN NET ASSETS                                                  JUNE 30, 2004(1)
-------------------------------------------------------------------------------
From operations --
   Net investment income                                       $     59,923,901
   Net realized loss from investments and foreign currency
      transactions                                                  (53,423,660)
   Net change in unrealized
      appreciation (depreciation) of investments and
      foreign currency transactions                                  10,122,149
   Distributions to preferred shareholders                           (2,214,781)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $     14,407,609
-------------------------------------------------------------------------------
Distributions to common shareholders--
   From net investment income                                  $    (31,265,327)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                     $    (31,265,327)
-------------------------------------------------------------------------------
Capital share transactions--
   Proceeds from sale of common shares(2)                      $  1,455,916,600
   Reinvestment of distributions to common shareholders                 666,017
   Offering costs and preferred shares underwriting discounts        (8,975,099)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS     $  1,447,607,518
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                     $  1,430,749,800
-------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                         $        100,000
-------------------------------------------------------------------------------
AT END OF PERIOD                                               $  1,430,849,800
-------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                               $     26,443,793
-------------------------------------------------------------------------------

(1) For the period from the start of business, January 30, 2004, to June 30, 2004.
(2)  Proceeds from sales of shares net of sales load paid of $68,603,400.

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                               PERIOD ENDED
                                                                               JUNE 30, 2004(1)(2)
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                           $  19.100
--------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                                               $   0.806
Net realized and unrealized loss                                                       (0.585)
Distribution to preferred shareholders                                                 (0.030)
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                        $   0.191
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                          $  (0.410)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                          $  (0.410)
--------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL               $  (0.020)
--------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                             $  (0.101)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                                    $  18.760
--------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                       $  16.800
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                            0.49%
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                             (10.01)%
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                                PERIOD ENDED
                                                                                JUNE 30, 2004(1)(2)
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)             $ 1,430,850
Ratios (As a percentage of average net assets applicable to common shares):
    Net expenses(5)                                                                      0.98%(6)
    Net expenses after custodian fee reduction(5)                                        0.98%(6)
    Net investment income(5)                                                            10.27%(6)
Portfolio Turnover                                                                         73%
---------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
    Expenses(5)                                                                          1.24%(6)
    Expenses after custodian fee reduction(5)                                            1.24%(6)
    Net investment income(5)                                                            10.01%(6)
    Net investment income per share                                               $     0.786
---------------------------------------------------------------------------------------------------
++  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
    Net expenses                                                                         0.76%(6)
    Net expenses after custodian fee reduction                                           0.76%(6)
    Net investment income                                                                8.02%(6)
---------------------------------------------------------------------------------------------------
+++ The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
    Expenses                                                                             0.96%(6)
    Expenses after custodian fee reduction                                               0.96%(6)
    Net investment income                                                                7.82%(6)
---------------------------------------------------------------------------------------------------
Senior Securities:
    Total preferred shares outstanding                                                 30,000
    Asset coverage per preferred share(7)                                         $    72,701
    Involuntary liquidation preference per preferred share(8)                     $    25,000
    Approximate market value per preferred share(8)                               $    25,000
---------------------------------------------------------------------------------------------------

(1) For the period from the start of business, January 30, 2004, to June 30, 2004.
(2)  Computed using average common shares outstanding.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase price at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net aset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated November 14, 2003. The Fund's investment objective is to provide a high level of after-tax total return. The Fund seeks to achieve its objective by investing primarily in dividend-paying common and preferred stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D OFFERING COSTS -- Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   E WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   F PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   G SWAP AGREEMENTS -- The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions, to change the duration of the overall portfolio, to mitigate non-payment or default risk, or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or swapped between the parties, which returns are calculated with respect to a notional amount (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). The Fund will enter into swaps on a net basis. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. These instruments are traded in the over-the-counter market. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

   H FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

   L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the period from the start of business, January 30, 2004 to June 30, 2004, $634 credit balances were used to reduce the Fund's custodian fee.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES

   The Fund issued 4,000 shares of Auction Preferred Shares (APS) Series A, 4,000 shares of APS Series B, 4,000 shares of APS Series C, 4,000 shares of APS Series D, 4,000 shares of APS Series E, 4,000 shares of APS Series F and 6,000 shares of APS Series G on April 12, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends of the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset by an auction based on the dividend period of each Series. Rates are reset weekly for Series A, Series B, and Series C, approximately monthly for Series D and Series E, approximately semi-annually for Series F, and annually for Series G. Dividends are generally paid on the day following the end of the dividend period for Series A, Series B, Series C, Series D, and Series E. Series F and Series G pay accumulated dividends on the first business day of each month and on the day following the end of the dividend period.

   Dividend rate ranges for the period from the commencement of the offering, April 12, 2004 to June 30, 2004 are as indicated below:

   SERIES                       DIVIDEND RATE RANGES
   -------------------------------------------------
   Series A                         1.08% - 1.50%
   Series B                         1.089% - 1.50%
   Series C                         1.10% - 1.60%
   Series D                         1.15% - 1.40%
   Series E                         1.15% - 1.45%
   Series F                             1.25%
   Series G                             1.55%

   The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTION TO SHAREHOLDERS

   The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. In addition, at least annually, the Funds intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. The applicable dividend rates for APS on June 30, 2004 are listed below. For the period from the commencement of the offering, the amount of dividends each Series paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                 DIVIDENDS PAID TO
                   APS              PREFERRED             AVERAGE APS
              DIVIDEND RATES       SHAREHOLDERS          DIVIDEND RATES
                   AS OF       FOR THE PERIOD ENDED   FOR THE PERIOD ENDED
   SERIES      JUNE 30, 2004     JUNE 30, 2004(1)       JUNE 30, 2004(1)
   -----------------------------------------------------------------------
   Series A       1.500%       $            282,480                  1.278%
   Series B       1.500%       $            285,440                  1.301%
   Series C       1.600%       $            284,653                  1.315%
   Series D       1.400%       $            282,516                  1.283%
   Series E       1.450%       $            285,272                  1.317%
   Series F       1.250%       $            277,760                  1.250%
   Series G       1.550%       $            516,660                  1.550%

(1) For the period from the commencement of offering, April 12, 2004, to June 30, 2004.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.85% annually of average daily gross assets of the Fund. For the period from the start of business, January 30, 2004 to June 30, 2004, the advisory fee amounted to $6,353,636. EVM serves as the administrator of the Fund , but currently receives no compensation for providing administrative services to the Fund.

   In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of the average daily gross assets for the first five years of the Fund's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the period from the start of business, January 30, 2004 to June 30, 2004 the Investment Adviser waived $1,496,443 of its advisory fee. In addition, the Adviser has agreed to reimburse the Fund for all organizational costs, estimated at $7,500, which is payable by the Adviser at June 30, 2004.

   Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, January 30, 2004, to June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organization.

5  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations, aggregated $3,275,145,638 and $1,161,102,103 respectively, for the period from the start of business, January 30, 2004, to June 30, 2004.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                  $  2,177,296,612
   ----------------------------------------------------------------

   Gross unrealized appreciation                   $     46,056,913
   Gross unrealized depreciation                        (36,028,394)
   ----------------------------------------------------------------
   NET UNREALIZED APPRECIATION                     $     10,028,519
   ----------------------------------------------------------------

7  COMMON SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                   PERIOD ENDED
                                                   JUNE 30, 2004
                                                   (UNAUDITED)(1)
   --------------------------------------------------------------
   Sales                                               76,231,000
   Issued to shareholders electing to
         receive payments of distributions
         in Fund shares                                    34,527
   --------------------------------------------------------------
   NET INCREASE                                        76,265,527
   --------------------------------------------------------------

   (1) For the period from the start of business, January 30, 2004 to June 30, 2004.

8  FINANCIAL INSTRUMENTS

   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at June 30, 2004.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                               -------------------------------------------------
                               Please print exact name on account:

                               -------------------------------------------------
                               Shareholder signature                    Date

                               -------------------------------------------------
                               Shareholder signature                    Date

                               Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                         Eaton Vance Tax-Advantaged Global Dividend Income Fund c/o PFPC Inc.
                         P.O. Box 43027
                         Providence, RI 02940-3027
                         800-331-1710

NUMBER OF EMPLOYEES

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of June 30, 2004, our records indicate that there are 44 registered shareholders and approximately 58,795 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

                         Eaton Vance Distributors, Inc.
                         The Eaton Vance Building
                         255 State Street
                         Boston, MA 02109
                         1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange symbol is ETG.

EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND

INVESTMENT MANAGEMENT

          OFFICERS
          Duncan W. Richardson
          President

          Thomas E. Faust Jr.
          Vice President

          James B. Hawkes
          Vice President and Trustee

          Thomas H. Luster
          Vice President

          Michael R. Mach
          Vice President

          Judith A. Saryan
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES
          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

  INVESTMENT ADVISER OF EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

     ADMINISTRATOR OF EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


             EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2051-8/04                                                            CE-TAGDISRC

ITEM 2.   CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not required in this filing.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-advantaged Global Dividend Income Fund
------------------------------------------------------


By:    /S/ Duncan Richardson
       ---------------------
       Duncan Richardson
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Duncan Richardson
       ---------------------
       Duncan Richardson
       President


Date:  August 13, 2004
       ---------------